Deposits, prepayments and other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deposits Prepayments And Other Receivables
Schedule of Deposits, Prepayments and Other Receivables

At June 30, 2025 and December 31, 2024, deposits, prepayments and other receivables consisted of the following:

	December 31,	June 30,
	2024	2025
	S$’000	S$’000
Deposits	32	8
Prepayments	1,286	1,468
Other receivables	53	40
	$1,371	1,516

	Years ended December 31,
	2023	2024
	S$’000	S$’000

Deposits	7	32
Prepayments	124	1,286
Other receivables	1	53
	132	1,371